Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	35
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$931,639.71

Principal:
Principal Collections	$9,872,194.73
Prepayments in Full	$4,785,620.38
Liquidation Proceeds	$153,795.96
Recoveries	$83,858.42
Sub Total	$14,895,469.49
Collections	$15,827,109.20

Purchase Amounts:
Purchase Amounts Related to Principal	$322,904.29
Purchase Amounts Related to Interest	$2,196.30
Sub Total	$325,100.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,152,209.79

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	35
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$16,152,209.79
Servicing Fee	$210,099.79	$210,099.79	$0.00	$0.00	$15,942,110.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,942,110.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,942,110.00
Interest - Class A-3 Notes	$8,160.65	$8,160.65	$0.00	$0.00	$15,933,949.35
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$15,674,874.35
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,674,874.35
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$15,596,618.93
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,596,618.93
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$15,539,195.60
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,539,195.60
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$15,466,970.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,466,970.60
Regular Principal Payment	$13,632,625.05	$13,632,625.05	$0.00	$0.00	$1,834,345.55
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,834,345.55
Residuel Released to Depositor	$0.00	$1,834,345.55	$0.00	$0.00	$0.00
Total		$16,152,209.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$13,632,625.05
Total					$13,632,625.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$7,418,770.70	$19.42	$8,160.65	$0.02	$7,426,931.35	$19.44
Class A-4 Notes	$6,213,854.35	$42.97	$259,075.00	$1.79	$6,472,929.35	$44.76
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$13,632,625.05	$12.50	$475,139.40	$0.44	$14,107,764.45	$12.94

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	35

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$7,418,770.70	0.0194209	$0.00	0.0000000
Class A-4 Notes	$144,600,000.00	1.0000000	$138,386,145.65	0.9570273
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$226,868,770.70	0.2080888	$213,236,145.65	0.1955846

Pool Information
Weighted Average APR	4.527%	4.532%
Weighted Average Remaining Term	29.10	28.35
Number of Receivables Outstanding	23,190	22,021
Pool Balance	$252,119,748.66	$236,818,148.61
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$226,868,770.70	$213,236,145.65
Pool Factor	0.2100998	0.1973485

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$23,582,002.96
Targeted Overcollateralization Amount	$23,582,002.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$23,582,002.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	February 2013
Payment Date	3/15/2013
Transaction Month	35

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		73	$167,084.69
(Recoveries)		111	$83,858.42
Net Losses for Current Collection Period			$83,226.27
Cumulative Net Losses Last Collection Period			$7,934,205.16
Cumulative Net Losses for all Collection Periods			$8,017,431.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.40%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.43%	433	$5,755,669.53
61-90 Days Delinquent	0.29%	49	$694,055.58
91-120 Days Delinquent	0.11%	19	$259,397.50
Over 120 Days Delinquent	0.41%	64	$966,624.56
Total Delinquent Receivables	3.24%	565	$7,675,747.17

Repossession Inventory:
Repossessed in the Current Collection Period		14	$213,501.74
Total Repossessed Inventory		20	$320,239.98

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.8683%
Preceding Collection Period			1.0025%
Current Collection Period			0.4085%
Three Month Average			0.7598%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5674%
Preceding Collection Period			0.6080%
Current Collection Period			0.5994%
Three Month Average			0.5916%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer